ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Foreign Currency Items EUR (€)	Dec. 31, 2011 Foreign Currency Items EUR (€)	Dec. 31, 2010 Foreign Currency Items EUR (€)	Dec. 31, 2012 Unrealized gains/(losses) on Available-for-Sale Securities EUR (€)	Dec. 31, 2011 Unrealized gains/(losses) on Available-for-Sale Securities EUR (€)	Dec. 31, 2010 Unrealized gains/(losses) on Available-for-Sale Securities EUR (€)	Dec. 31, 2012 Pension liability EUR (€)	Dec. 31, 2011 Pension liability EUR (€)	Dec. 31, 2010 Pension liability EUR (€)	Dec. 31, 2012 Accumulated Other Comprehensive Income EUR (€)	Dec. 31, 2011 Accumulated Other Comprehensive Income EUR (€)	Dec. 31, 2010 Accumulated Other Comprehensive Income EUR (€)
Balance, January 1	$ (1,677,640)	€ (1,283,899)	€ (1,938,578)	€ (1,524,344)	€ (598,822)	€ (780,921)	€ (308,469)	€ (2,651,553)	€ (586,317)	€ (105,765)	€ (135,221)	€ (149,889)	€ (1,938,578)	€ (3,385,596)	€ (1,517,127)
Changes				129,710	(925,522)	182,099	556,405	2,343,084	(2,065,236)	(31,436)	29,456	14,668	654,679	1,447,018	(1,868,469)
Balance, December 31	$ (1,677,640)	€ (1,283,899)	€ (1,938,578)	€ (1,394,634)	€ (1,524,344)	€ (598,822)	€ 247,936	€ (308,469)	€ (2,651,553)	€ (137,201)	€ (105,765)	€ (135,221)	€ (1,283,899)	€ (1,938,578)	€ (3,385,596)